Net loss per share	3 Months Ended
Mar. 31, 2022
Net loss per share

12.	Net loss per share

The following table sets forth pertinent data relating to the computation of basic and diluted net loss per share attributable to common shareholders.

	Three months ended
	March 31,
	2022	2021
	$	$
Net loss	(2,640)	(1,458)
Basic weighted average number of shares outstanding	121,397,007	95,444,990
Net loss income per share (basic)	(0.02)	(0.02)

Dilutive effect of stock options and DSUs	—	—
Dilutive effect of warrants	—	—
Diluted weighted average number of shares outstanding	121,397,007	95,444,990
Net loss per share (diluted)	(0.02)	(0.02)

Items excluded from the calculation of diluted net loss per share because the exercise price was greater than the average market price of the common shares or due to their anti-dilutive effect
Stock options and DSUs	1,559,368	679,400
Warrants	11,441,213	11,663,435

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT MARCH 31, 2022 AND FOR THE THREE MONTHS ENDED MARCH 31, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

Net loss per share is calculated by dividing net loss by the weighted average number of shares outstanding during the relevant period. Diluted weighted average number of shares reflects the dilutive effect of equity instruments, such as any “in the money” stock options, DSUs and warrants. In periods with reported net losses, all stock options and warrants are deemed anti-dilutive such that basic net loss per share and diluted net loss per share are equal, and thus “in the money” stock options and warrants have not been included in the computation of net loss per share because to do so would be anti-dilutive.